Prepayments, Deposits Paid and Other Receivables	12 Months Ended
Dec. 31, 2025
Prepayments, Deposits Paid and Other Receivables [Abstract]
Prepayments, deposits paid and other receivables
4.	Prepayments, deposits paid and other receivables

	At December 31,
	2025	2024
Prepayment for marketing expenses	$620,383	$-
Prepayment to intangible assets	1,500,000	-
Deferred offering cost	-	964,762
	2,120,383	964,762
Less: non-current	(1,500,000)	-
	$620,383	$964,762